Consolidated Statement of Cash Flows Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Profit for the year	£ 18,975	£ 16,832	£ 16,706
Income tax charge	5,675	4,868	4,125
Adjustments (note 28)	6,249	3,519	436
Tax paid	(5,608)	(5,471)	(3,798)
UK research and development credit received	1,854	0	1,081
Net changes in working capital (note 28)	6,839	(5,008)	(7,653)
Net cash from operating activities	33,984	14,740	10,897
Investing activities
Purchase of non-current assets (tangibles and intangibles)	(5,483)	(6,372)	(2,745)
Proceeds / (loss) from disposal of non-current assets	79	(106)	15
Acquisition of business / subsidiaries, consideration in cash	(28,765)	(13,807)	(4,551)
Cash and cash equivalents acquired with subsidiaries	2,342	768	0
Interest received	35	18	21
Net cash used in investing activities	(31,792)	(19,499)	(7,260)
Financing activities
Proceeds from borrowings	26,462	17,007	15,093
Repayment of borrowings	(36,768)	(3,462)	(3,364)
Grant received	147	2,924	1,948
Interest paid	(573)	(391)	(114)
Dividends paid	0	0	(18,181)
Purchase of own shares	0	(1,240)	0
Net cash from/(used in) financing activities	(10,732)	14,838	(4,618)
Net change in cash and cash equivalents	(8,540)	10,079	(981)
Cash and cash equivalents at the beginning of the year	23,571	12,947	13,362
Net foreign exchange differences	17	545	566
Cash and cash equivalents at the end of the year	£ 15,048	£ 23,571	£ 12,947